CAPITAL STRUCTURE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CAPITAL STRUCTURE
CAPITAL STRUCTURE

NOTE 8 – CAPITAL STRUCTURE

Preferred Stock

The Company is authorized to issue 100 million shares of preferred stock, of which 6,000,000 are designated as Series A convertible preferred stock. The preferred stock has a liquidation preference over the common stock and is non-voting. As of June 30, 2022 and December 31, 2021, 6,000 and 0, preferred shares have been issued, respectively, and 2,966 and 0, shares outstanding, respectively.

Major Rights & Preferences of Series A Preferred Stock

On and effective October 4, 2021, the Company amended and restated its articles of incorporation (the “Amended and Restated Articles”) and filed a certificate of designation (the “COD”) for its Series A Preferred Stock (the “Series A Preferred Stock”) with the State of Nevada. On February 23, 2022, the Company filed Correction No. 1 to the COD. On July 28, 2022, the Company filed an Amendment to the COD with the State of Nevada to allow a holder to waive application of the Beneficial Ownership Limitation with respect to the conversion of Series A Preferred Stock.

The Amended and Restated Articles allow the Company’s Board of Directors the authority to authorize the issuance of preferred stock from time to time in one or more classes or series by resolution.

With respect to payment of dividends and distribution of assets upon liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, all shares of the Series A Preferred Stock will rank: (i) senior to all of the Company’s Common Stock and any other equity securities that the Company may issue in the future, (ii) equal to any other equity securities that the Company may issue in the future, the terms of which specifically provide that such equity securities are on parity or senior to the Series A Preferred Stock (“Parity Securities”), (iii) junior to all other equity securities the Company issues, the terms of which specifically provide that such equity securities rank senior to the Series A Preferred Stock, and (iv) junior to all of the Company’s existing and future indebtedness; without the prior written consent of the Majority Holders.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company (a “Liquidation”), the Holders of shares of Series A Preferred Stock shall be first entitled to receive out of the assets of the Company available for distribution to its shareholders.

Each Holder shall not be entitled to vote with holders of outstanding shares of Common Stock, voting together as a single class, with respect to any and all matters presented to the stockholders of the Company for their action or consideration, except as provided by law or as set forth in the COD.  The holders of Series A Preferred Stock are entitled to receive dividends paid and distributions made to the holders of Common Stock to the same extent as if the holders of Series A Preferred Stock had converted such shares into shares of Common Stock.

The Series A Preferred Stock was initially convertible into the Company’s Common Stock as determined by dividing the number of shares of Series A Preferred Stock to be converted by the lower of (i) $3.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five (5) trading days immediately following the effectiveness of the registration statement concerning the shares (the “Conversion Price”).  On June 14, 2022, the Conversion Price was reset to $0.6215 per share.

On February 28, 2022, the Company entered into a securities purchase agreement, or the Purchase Agreement, with certain investors and an insider for a private placement of the Company’s securities (the “Private Placement”).

The Private Placement consisted of the sale of 6,000 shares of the Company’s Series A Convertible Preferred Stock, or the Series A Shares, at a price of $1,000 per share, and 2,000,000 warrants to purchase shares of common stock, or the Warrants, for aggregate gross proceeds of approximately $6 million. The Warrants were initially exercisable to purchase shares of common stock at $3.30 per share, or 110% of the Series A Shares initial conversion price and will expire five and one-half years following the initial exercise date of the Warrants. The Company determined that the 2,000,000 warrants are additional value being distributed to the preferred stockholders and presented the warrants’ fair value of $5,788,493 as a deemed dividend in the unaudited condensed consolidated statements of operations and comprehensive loss. The warrants were valued using the Black-Scholes option pricing model with the following terms: a) exercise price of $3.30, b) common stock fair value of $3.42, c) volatility of 118%, d) discount rate of $1.71%, and e) dividend rate of 0%.

The closing of the Private Placement occurred on February 28, 2022. As a condition to the closing of the sale, the Company’s common stock received conditional approval for listing and trading on the Nasdaq Capital Market and commenced trading on February 28, 2022, under the trading symbol, COSM. Concurrent with the issuance of the Series A Shares, the Company executed a registration rights agreement (the “Registration Rights Agreement”) to register the resale of the shares of common stock issuable upon conversion of the Series A Shares and the shares of common stock issuable upon exercise of the warrants issued in connection with the Series A Shares. The Company was required to file its initial registration statement within 45 days following February 28, 2022. The Effectiveness Date was required to be 60 days after February 28, 2022, or 75 days following the SEC’s full review, and any additional registration statements that may be required are to be filed within 20 days following the date required by the SEC. If the Company fails to timely file its initial registration statement, or any additional registration statement, or otherwise comply with the requirements of the Registration Rights Agreement, the Company shall pay each holder 2% of the subscription amount in cash until cured, with an additional penalty of 18% if the cash payment is not made within seven days of the cash payable date.

The Company filed its initial registration statement on May 25, 2022, and thus accrued for liquidated damages payable to the Holders in the amount of $187,970, calculated as described above, for both the late filing of the registration statement (event) and the 1st anniversary (30 days following the event date) of the event. Upon the effectiveness of  the Company’s registration statement, the Series A Shares conversion price was adjusted to $0.62152 and the warrant exercise price was adjusted to $0.62152 per share. The Company recorded a deemed dividend in the amount of $8,189,515 upon reducing the conversion price from $3.00 to $0.62152 which was recorded as an increase to additional paid-in capital and an increase to accumulated deficit.

The Series A Shares rank senior to all of the Company’s Common Stock and any other equity securities that the Company may issue in the future with respect to payment of dividends and distribution of assets upon liquidation, dissolution or winding up. While the Series A Shares are outstanding, the Company may not amend, alter or change adversely the powers, preferences or rights given to the Series A Shares, create, or authorize the creation of, any additional class or series of capital stock of the Company (or any security convertible into or exercisable for any class or series of capital stock of the Company), including any class or series of capital stock of the Company that ranks superior to or in parity with the Series A Shares, alter, amend, modify, or repeal its Articles of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of Series A Shares, increase or decrease the number of authorized shares of Series A Shares, any agreement, commitment or transaction that would result in a Change of Control, any sale or disposition of any material assets outside of the ordinary course of business of the Company, any material change in the principal business of the Company, including the entry into any new line of business or exit of any current line of business, and circumvent a right or preference of the Series A Shares. Any holder of the Series A Shares shall have the right by written election to the Company to convert all or any portion of the outstanding Series A Preferred Shares. Immediately upon effectiveness of a registration statement registering for resale all of the Registrable Securities (as defined in the Registration Rights Agreement), all outstanding Series A Preferred Shares shall automatically convert into Common Stock, subject to certain beneficial ownership limitations.

Mezzanine Equity

The Series A Shares are recorded as mezzanine equity in accordance with ASC 480 at its initial net carrying value in the amount of $5,452,300. The Series A Shares are recorded as mezzanine equity in accordance with ASC 480 as the Company may be obligated to issue a variable number of shares at a fixed price known at inception and there is no maximum number of shares that could potentially be issued upon conversion. In this instance, cash settlement would be presumed and the Series A Shares are classified as mezzanine equity in accordance with ASC 480-10-S99. Immediately upon effectiveness of the registration statement registering for resale of all the common stock issuable under the Series A Shares, all outstanding Series A Shares shall automatically convert into common stock.

As of June 30, 2022, 3,034 of the Series A Shares have been converted into 4,892,222 shares of common stock in accordance with the terms of the agreements and thus an amount of $2,427,693 was reclassified from mezzanine equity to additional paid-in capital.

Common Stock

The Company is authorized to issue 300 million shares of common stock. As of June 30, 2022 and December 31, 2021, the Company had 23,998,857 and 17,544,509 shares of our common stock issued, respectively, and 23,611,433 and 17,157,085 shares outstanding, respectively.

Consulting Agreement

The Company entered into a Consulting Agreement (the “Agreement”) effective as of February 5, 2021, with a non-affiliated consultant (the “Consultant”). The Company engaged the Consultant to perform consulting services relating to Company management, debt structure, business plans and business development in connection with any capitalization transactions involving the Company and any newly created or existing entities. The Agreement was for a term of nine (9) months with an initial term of ninety (90) days (the “Initial Term”). The Agreement was terminable by the Company for any reason upon written notice at any time after the Initial Term.

The Company agreed to pay Consultant and its assignees an aggregate of 1,800,000 restricted shares of Common Stock, earned at the rate of 200,000 shares per month, which shall be issued and fully paid for in consideration of the Consultant’s considerable expertise and experience and its commitment to work for the Company. However, in the event the Agreement is terminated for any reason after the Initial Term, the shares are subject to a claw back for any months remaining after the Termination Date. The shares were valued on the date of the agreement at $3.28 per share or $5,904,000, which was be amortized over the term of the agreement. As of June 30, 2022 and 2021, the Company has expensed $0 and $3,157,451 under the agreement.

Debt Conversions

During the six months ended June 30, 2022, the Company issued 238,000 shares of common stock upon the conversion of $1,190,000 of notes payable. The Company recorded $973,420 as a capital contribution and an increase in equity related to the conversion of the $1,190,000 reduced by $216,580 recorded as a gain upon extinguishment of debt upon modification. The $216,580 gain upon extinguishment was determined using the fair value of the Company of $4.09 per share at the extinguishment commitment date.

On May 1, 2022, the Company issued 39,339 shares of common stock to convert $26,515 principal and accrued interest. Following the conversion, the outstanding balance of the above Note was $0. Upon conversion, the 39,339 shares were issued at a fair value of $38,144 which was recorded as equity. Accordingly, upon conversion, the Company reduced its derivative liability by $11,629 (see Note 11).

Exercise of Warrants

During the six months ended June 30, 2022, the Company issued 1,284,787 shares of common stock upon the cashless exercise of 3,488,171 warrants.

Issuance of Warrants

On May 25, 2022, the Company granted 33,333 warrants to a third party based on a settlement agreement signed on May 25, 2022 as a compensation concerning the services the third party provided for the Private Placement closed on February 28, 2022. The Company recorded stock-based compensation in the amount of $24,101 upon issuance of the warrants valued using the Black-Scholes option pricing model with the following assumptions: a) common stock fair value of $1.07, b) exercise price of $3.30, c) term of 5.51 years, d) volatility of 107.3%, e) dividend rate of 0%, and d) discount rate of 2.71%.

On June 14, 2022, the Company issued 8,619,127 warrants upon triggering the down round protection feature in relation to the warrants issued in connection with the Series A shares with an exercise price of $0.62152 and a term of approximately 5 years. Additionally, the Company lowered the exercise price of the 2,000,000 warrants then outstanding from $3.30 to $0.62152 per common share upon triggering the down round protection. The Company recorded a deemed dividend in the amount of $8,480,379 in relation to the down round protection feature for the incremental value of the shares issued and lowered exercise price valued using the Black-Scholes option pricing model with the following assumptions: a) common stock fair value of $1.07, b) old exercise price of $3.30 and revised exercise price of $0.62152, c) term of 5.24 years, d) volatility of 121.47%, e) dividend rate of 0%, and d) discount rate of 2.99%.

NOTE 6 – CAPITAL STRUCTURE

Preferred Stock

The Company is authorized to issue 100 million shares of preferred stock, which have liquidation preference over the common stock and are non-voting. As of December 31, 2021, and 2020, no preferred shares have been issued.

On and effective October 4, 2021, the Company amended and restated its articles of incorporation (the Amended and Restated Articles”) and filed a certificate of designation (the “COD”) for its Series A Preferred Stock (the “Series A Preferred Stock”) with the State of Nevada.

The Amended and Restated Articles allow the Company’s Board of Directors the authority to authorize the issuance of preferred stock from time to time in one or more classes or series by resolution.

The Series A Preferred Stock is convertible into the Company’s Common Stock as determined by multiplying the number of shares of Series A Preferred Stock to be converted by the lower of (i) $4.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five (5) days prior to the date of Uplisting, subject to a floor of $3.00 (the “Conversion Price”).

The holders of the Series A Preferred Stock are not entitled to dividends or to receive distributions in the event of liquidation, dissolution or winding up of the Company, either voluntary or involuntary.

Common Stock

The Company is authorized to issue 300 million shares of common stock. As of December 31, 2021 and 2020, the Company had 17,544,509 and 13,485,128 shares of our common stock issued, respectively, and 17,157,085 and 13,069,800 shares outstanding, respectively.

Sale of Treasury Shares

On February 5, 2021, the Company entered into a Stock Purchase Agreement (the “February SPA”) with an unaffiliated third-party. The February SPA provides for the Company’s to sell 65,000 shares of the Company’s common stock held in treasury at $3.85 per share or a total of $250,000.

Cancellation of Treasury Shares

On September 15, 2021, the Company cancelled 57,120 shares of common stock valued at $171,360 that were held in Treasury.

Purchase of Treasury Shares

On July 31, 2020, the Company entered into a Stock Purchase Agreement (the “July SPA”) with a shareholder. The July SPA provides for the Company’s purchase of 10,000 shares of the Company’s common stock at $4.00 per share or an aggregate of $40,000. During the year ended December 31, 2020, the Company made $40,000 in payments.

On August 31, 2020, the Company entered into two Stock Purchase Agreements (the “August SPAs”) with a shareholder. The August SPAs provide for the Company’s purchase of an aggregate total of 10,000 shares of the Company’s common stock at $4.00 per share or an aggregate of $40,000. During the year ended December 31, 2020, the Company made $40,000 in payments.

On September 30, 2020, the Company entered into a Stock Purchase Agreement (the “September SPA”) with a shareholder. The September SPA provides for the Company’s purchase of 10,000 shares of the Company’s common stock at $4.00 per share or an aggregate of $40,000. During the year ended December 31, 2020, the Company made $40,000 in payments.

On October 31, 2020, the Company entered into a Stock Purchase Agreement (the “October SPA”) with a shareholder. The October SPA provides for the Company’s purchase of 10,000 shares of the Company’s common stock at $4.00 per share or an aggregate of $40,000. During the year ended December 31, 2020, the Company made $40,000 in payments.

On November 30, 2020, the Company entered into a Stock Purchase Agreement (the “November SPA”) with a shareholder. The November SPA provides for the Company’s purchase of 10,000 shares of the Company’s common stock at $4.00 per share or an aggregate of $40,000. During the year ended December 31, 2020, the Company made $40,000 in payments.

On December 29, 2021, the Company entered into a Stock Purchase Agreement (the “December SPA”) with a shareholder. The December SPA provides for the Company’s purchase of 94,216 shares of the Company’s common stock at $4.00 per share or an aggregate of $376,863.

Consulting Agreement

The Company entered into a Consulting Agreement (the “Agreement”) effective as of February 5, 2021, with a non-affiliated consultant (the “Consultant”). The Company engaged the Consultant to perform consulting services relating to Company management, debt structure, business plans and business development in connection with any capitalization transactions involving the Company and any newly created or existing entities. The Agreement is for a term of nine (9) months with an initial term of ninety (90) days (the “Initial Term”). The Agreement is terminable by the Company for any reason upon written notice at any time after the Initial Term.

The Company agreed to pay Consultant and its assignees an aggregate of 1,800,000 restricted shares of Common Stock, earned at the rate of 200,000 shares per month, which shall be issued and fully paid for in consideration of the Consultant’s considerable expertise and experience and its commitment to work for the Company. However, in the event the Agreement is terminated for any reason after the Initial Term, the shares are subject to a claw back for any months remaining after the Termination Date. The shares were valued on the date of the agreement at $3.28 per share or $5,904,000, which was be amortized over the term of the agreement. As of December 31, 2021, the Company has recorded $5,904,000 in stock-based compensation for the 1,800,000 shares earned.

Debt Exchange Agreements

As of February 5, 2021, The Company entered into an Amended and Restated Debt Exchange Agreement (the “Agreement”) with the “Lender that provided for the issuance by the Company of 781,819 shares of common stock (the “Exchange Shares”), at the rate of $3.85 per share, in exchange for an aggregate of $3,010,000 principal amount of existing loans made by the Lender to the Company (See Note 11). The market price at the time this Agreement was negotiated was $3.28 per share and the Company recorded a gain on debt extinguishment of $445,636 during the year ended December 31, 2021. As of December 31, 2021, the Company recorded $2,564,363 as an equity increase related to the extinguishment of debt.

On June 23, 2021, the Company entered into a Debt Exchange Agreement (the “June Debt Exchange Agreement”) to exchange various loans with Greg Siokas (See Note 8), in the aggregate principal amount of $3,000,000 (the “Debt”). The Company agreed to issue the Lender shares of common stock of the Company at an exchange rate of $6.00 per share (the “Exchange Shares”) in exchange for the principal amount of Debt of $3,000,000 or 500,000 shares of common stock. On June 23, 2021, the fair value of the Company’s shares of common stock was $5.00 per share. For the year ended December 31, 2021, the Company recorded $3,000,000 as an increase in equity in accordance with ASC 850-10-20 due to the related party relationship and ASC 470-50-40-2, which provides guidance on extinguishments of related party debt. Accordingly, extinguishment transactions between related entities are in essence capital transaction, and no gain is recorded in the consolidated statements of operations for the difference between the fair value of $5.00 per share and the exchange rate of $6.00 per share.

On July 13, 2021, the Company entered into a Debt Exchange Agreement (the “July 13 Agreement”) with Grigorios Siokas, the Company’s Chief Executive Officer (See Note 8). The July 13 Agreement provided for the issuance by the Company of 166,667 shares of common stock, at the rate of $6.00 per share, or an aggregate of $1,000,000, in exchange for $1,000,000 of existing loans by Mr. Siokas to the Company. On July 13, 2021, the fair value of the Company’s shares of common stock was $4.03 per share. For the year ended December 31, 2021, the Company recorded $1,000,000 as an increase in equity in accordance with ASC 850-10-20 due to the related party relationship and ASC 470-50-40-2, which provides guidance on extinguishments of related party debt. Accordingly, extinguishment transactions between related entities are in essence capital transaction, and no gain is recorded in the consolidated statements of operations for the difference between the fair value of $4.03 per share and the exchange rate of $6.00 per share.

On July 19, 2021, the Company entered into a Debt Exchange Agreement (the “July 19 Agreement”) with Grigorios Siokas, the Company’s Chief Executive Officer (See Note 8). The July 19 Agreement provided for the issuance by the Company of 208,333 shares of common stock, at the rate of $6.00 per share, or an aggregate of $1,250,000, in exchange for $1,250,000 of existing loans by Mr. Siokas to the Company. On July 19, 2021, the fair value of the Company’s shares of common stock was $4.30 per share. For the year ended December 31, 2021, the Company recorded $1,250,000 as an increase in equity in accordance with ASC 850-10-20 due to the related party relationship and ASC 470-50-40-2 which provides guidance on extinguishments of related party debt. Accordingly, extinguishment transactions between related entities are in essence capital transaction, and no gain is recorded in the consolidated statements of operations for the difference between the fair value of $4.30 per share and the exchange rate of $6.00 per share.

On August 4, 2021, the Company entered into a Debt Exchange Agreement (the “August 4 Agreement”) with a senior institutional lender (the “Lender”), SkyPharm S.A., a wholly-owned Greek subsidiary of the Company, and Grigorios Siokas, the Company’s Chief Executive Officer, as Guarantor. The parties to the Agreement had entered into a senior loan, as amended, as of June 30, 2020 (the “Loan”) pursuant to which the Loan had been reduced to EUR 2,700,000 ($3,302,100) (the “Debt”). The August 4 Agreement provides for the issuance by the Company of 321,300 shares of common stock (the “Exchange Shares”), at the rate of $5.00 per share, in exchange for the repayment of $1,606,500 (€1,350,000) principal amount effective upon the closing of the Agreement and 238,000 shares at an exchange rate of $5.00 per share, or at market value if the price is above $5.00 per share, upon listing of the Company’s common stock on Nasdaq in exchange for €1,000,000 of the Debt. On August 4, 2021, the fair value of the Company’s shares of common stock was $4.09 per share. For the year ending December 31, 2021, the Company recorded a gain on the settlement of debt in the amount of $292,383 in the consolidated statements of operations for the difference between the fair value of $4.09 per share and the exchange rate of $5.00 per share. As of December 31, 2021, the Company recorded $1,314,117 as an increase in equity related to the extinguishment of debt.

On December 8, 2021, the Company entered into a Debt Exchange Agreement (the “December 8 Agreement”) with the Company’s Chief Executive Officer (See Note 8). The December 8 Agreement provided for the issuance by the Company of 125,000 shares of common stock, at the rate of $6.00 per share, or an aggregate of $750,000, in exchange for $750,000 of existing loans by Mr. Siokas to the Company. On December 8, 2021, the fair value of the Company’s shares of common stock was $3.44 per share. For the year ended December 31, 2021, the Company recorded $750,000 as a capital contribution and an increase in equity in accordance with ASC 850-10-20 due to the related party relationship and ASC 470-50-40-2 which provides guidance on extinguishments of related party debt. Accordingly, extinguishment transactions between related entities are in essence capital transaction, and no gain is recorded in the consolidated statements of operations for the difference between the fair value of $3.44 per share and the exchange rate of $6.00 per share.

Debt Conversions

During the year ended December 31, 2021, the Company issued 213,382 shares of common stock to convert $550,144 of principal and accrued interest in accordance with a convertible promissory note issued to Platinum (as defined in Note 10). The Company recorded $959,025 as a capital contribution and an increase in equity related to the conversion of $550,144 of debt, $284,169 for the reduction of the derivative liability recorded as additional paid-in capital, and $124,711 recorded as a loss on debt extinguishment.

Potentially Dilutive Securities

No options warrants or other potentially dilutive securities other than those disclosed above have been issued as of December 31, 2021.